ACCOUNTS PAYABLE, ACCRUALS, AND OTHER PAYABLES (Tables)	12 Months Ended
Aug. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLES ACCRUALS AND OTHER PAYABLE

Accounts payable and accruals, and other payables consist of the following:

	August 31, 2023	August 31, 2022

Accounts payable	$40,939	$110,782
Accruals	129,948	106,048
Other payables	27,487	31,980
Total	$198,375	$248,810